Risk Management and Financial Instruments - Schedule of Future Contracts (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 GBP (£) shares
Future contract [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Long
Quantity (in Shares) | shares	227,860	227,860	227,860	4,765	4,765	4,765
Notional	$ 241,445,000			$ 1,840,000
Fair value	$ (1,814,000)			12,000
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ (278,582,000)			(664,084,000)
Fair value	$ 13,069,000			(16,868,000)
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | American dollar [Member]
Schedule of Future Contracts [Line Items]
Risk factor	American dollar
Nature	Short
Notional	$ 43,471,000			(417,158,000)
Fair value	$ (4,467,000)			$ (950,000)
Future Contract [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Quantity (in Shares) | shares	(5,556,200)	(5,556,200)	(5,556,200)	2,074	2,074	2,074
Notional	$ (79,419,000)			$ (85,595,000)
Fair value	$ 62,000			49,000
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Long
Notional	$ 103,646,000	€ 88,156		70,949,000	€ 68,259
Fair value	$ (2,039,000)			2,376,000
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | EURO [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Euro
Nature	Short
Notional	$ (22,951,000)	€ (19,521)		(19,559,000)	€ (18,818)
Fair value	$ (55,000)			420,000
Future Contract [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | British Pound [Member]
Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (40,676,000)		£ (3,020,000)	(34,095,000)		£ 1,219,000
Fair value	$ 72,000			12,000
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | British Pound [Member]
Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional	$ (26,856,000)		(19,939,000)	(26,785,000)		(21,368,000)
Fair value	$ 129,000			(675,000)
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | British Pound [Member]
Schedule of Future Contracts [Line Items]
Risk factor	British pound
Nature	Short
Notional				(6,262,000)		£ (4,996,000)
Fair value				$ (128,000)
Future contracts [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | Commodities (livestock) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (livestock)
Nature	Long
Quantity (in Shares) | shares	7,348	7,348	7,348	6,548	6,548	6,548
Notional	$ (346,000)
Fair value				$ (2,645,000)
Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | Commodities (livestock) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (livestock)
Nature	Short
Quantity (in Shares) | shares	(41,942)	(41,942)	(41,942)	(38,658)	(38,658)	(38,658)
Notional	$ (93,782,000)
Fair value				$ (39,649,000)
Future contracts [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	17,515	17,515	17,515	6,949	6,949	6,949
Notional				$ 83,000
Fair value	$ (170,000,000)
Non-Deliverable Forwards [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member] | Commodities (grains and others) [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	32,783	32,783	32,783	16,144	16,144	16,144
Notional				$ (13,921,000)
Fair value	$ 46,621,000,000
Future CME [Member] | Commodities (grains and others) [Member] | Sensitivity analysis and derivative financial instrument breakdown [Member]
Schedule of Future Contracts [Line Items]
Risk factor	Commodities (grains and others)
Nature	Long
Quantity (in Shares) | shares	155	155	155
Notional
Fair value	$ (45,000,000)